Prepayments and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets [Line Items]
Deductible Value Added Tax (“VAT”)		¥ 39,914	¥ 34,215
Service fees	[1]	4,504	4,057
Rental and other deposits		2,449	2,603
Staff advance		230	1,292
Rental expense for other leases with period less than one year		630	695
Others		1,594	1,550
Balance at the end of the year		¥ 49,321	¥ 44,412

[1]	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.